Financial Instrument (Tables)	6 Months Ended
Sep. 30, 2024
Financial Instrument [Abstract]
Schedule of Financial Instrument
	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Financial instrument, beginning	221,791	231,293	180,261
Net fair value change	9,502	3,031	2,362
Foreign currency adjustment	—	(11,552)	(9,003)
Financial instrument, ending	231,293	222,772	173,620